Legg Mason Investment Counsel Financial Services Fund
Legg Mason Investment Counsel Financial Services Fund
Investment objective
The fund seeks long-term capital appreciation by investing primarily in common stocks.
Fees and expenses of the fund
The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 20 under the heading “Sales charges” and in the fund’s statement of additional information (“SAI”) on page 53 under the heading “Sales Charge Waivers and Reductions.”

The fund no longer offers Class B shares and Class R1 shares for purchase by new or existing investors. Class B shares will continue to be available for dividend reinvestment and incoming exchanges.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Legg Mason Investment Counsel Financial Services Fund (USD $)		Class A		Class B	Class C	Class FI	Class R	Class R1	Class I
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)		5.75%		none	none	none	none	none	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)		none	[1]	5.00%	1.00%	none	none	none	none
Small account fee ($)	[2]	15		15	15	none	none	none	none
[1]	Generally,
[2]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Annual Fund Operating Expenses Legg Mason Investment Counsel Financial Services Fund		Class A	Class B	Class C	Class FI		Class R		Class R1		Class I
Management fees		0.80%	0.80%	0.80%	0.80%		0.80%		0.80%		0.80%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.25%		0.50%		1.00%		none
Other expenses		0.65%	1.26%	0.50%	0.48%	[1]	0.48%	[1]	0.48%	[1]	0.44%
Total annual fund operating expenses		1.70%	3.06%	2.30%	1.53%		1.78%		2.28%		1.24%
Fees waived and/or expenses reimbursed	[2]	(0.20%)	(0.81%)	(0.05%)	(0.03%)		(0.03%)		(0.03%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		1.50%	2.25%	2.25%	1.50%		1.75%		2.25%		1.24%
[1]	"Other expenses" for Class FI, Class R, and Class R1 shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[2]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.50% for Class A shares, 2.25% for Class B shares, 2.25% for Class C shares, 1.50% for Class FI shares, 1.75% for Class R shares, 2.25% for Class R1 shares and 1.25% for Class I shares. These arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees' consent. The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
  You reinvest all distributions and dividends without a sales charge
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Number of years you own your shares ($)
Expense Example Legg Mason Investment Counsel Financial Services Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	719	1,062	1,428	2,454
Class B	728	1,169	1,635	2,996
Class C	328	714	1,226	2,632
Class FI	153	481	831	1,822
Class R	178	558	962	2,093
Class R1	228	709	1,217	2,613
Class I	126	393	680	1,500

Number of years you own your shares ($)
Expense Example, No Redemption Legg Mason Investment Counsel Financial Services Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	719	1,062	1,428	2,454
Class B	228	869	1,535	2,996
Class C	228	714	1,226	2,632
Class FI	153	481	831	1,822
Class R	178	558	962	2,093
Class R1	228	709	1,217	2,613
Class I	126	393	680	1,500

Portfolio turnover.
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 15% of the average value of its portfolio.
Principal investment strategies
Under normal circumstances, the fund invests at least 80% of its net assets in equity securities of issuers in the financial services industry. The fund may invest its assets in securities of foreign financial services companies.
Certain risks

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts to respond to the crisis, or investor perception that such efforts are not succeeding could also negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, legislation recently enacted in the United States is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Financial services companies risk. The fund is subject to the risk of concentrating investments in financial services companies, which makes it more susceptible to factors adversely affecting issuers within that industry than would a fund investing in a more diversified portfolio of securities. Economic downturns, credit losses and severe price competition can negatively affect this industry. The profitability of financial services companies is dependent on the availability and cost of capital and can fluctuate significantly when interest rates change. Financial services companies are also subject to extensive government regulation. The impact of recent legislation on any individual company or on the industry as a whole cannot be predicted.

Foreign investments risk. The fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve greater risk than investments in securities of U.S. issuers. The value of the fund’s securities may decline because of factors affecting foreign markets and issuers generally, such as unfavorable government actions, political or financial instability or the more limited availability of accurate information about foreign issuers, as well as factors affecting the particular issuers. Foreign countries in which the fund may invest may have markets that are less liquid and more volatile than U.S. markets. Currency fluctuations could erase investment gains or add to investment losses.

The risks of investing in foreign securities are heightened when investing in issuers in emerging market countries.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Non-diversification risk. The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent the fund invests its assets in a small number of issuers, the fund will be more susceptible to negative events affecting those issuers than a diversified fund.

Value investing risk. The value approach to investing involves the risk that stocks may remain undervalued. Value stocks may underperform the overall equity market while the market concentrates on growth stocks.

Model risk. The subadviser’s quantitative proprietary models may not adequately take into account certain factors and may result in the fund having a lower return than if the fund were managed using another model or investment strategy.

Liquidity risk. Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Portfolio selection risk. The value of your investment may decrease if the portfolio manager’s judgment about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements is incorrect.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

These risks are discussed in more detail later in this Prospectus or in the SAI.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class C shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark. The S&P Financials Index is a subset of, and one of ten sectors in, the S&P 500 Index. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

The performance information in the Prospectus for the period prior to March 16, 2007 is that of the Legg Mason Financial Services Fund (the “LM Fund”). The fund acquired the assets and liabilities of the LM Fund in a reorganization on March 16, 2007 (the “March 2007 Reorganization”). The LM Fund offered classes of shares similar to the fund’s Class A and Class C shares, known as the Financial Intermediary Class and Primary Class, respectively. The LM Fund’s performance and financial history have been adopted by the fund and, for periods prior to March 16, 2007, are included in the fund’s performance and financial history. Class A shares are carrying forward the performance of the LM Fund’s Financial Intermediary Class shares and Class B and Class C shares are carrying forward the performance of the LM Fund’s Primary Class shares. The total returns for Class C shares in the bar chart below for the periods prior to March 16, 2007 are those of the LM Fund’s Primary Class, which have not been restated to reflect any difference in expenses and do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown.

The performance for the fund’s Class A, Class B and Class C shares in the table for the periods prior to March 16, 2007 has been restated to reflect differences in sales charges but has not been restated to reflect differences in expenses.

Total returns (before taxes) (%)

Calendar Years ended December 31
Best quarter (12/31/2003): 13.30 Worst quarter (09/30/2011): (15.14)
The year-to-date return as of the most recent calendar quarter, which ended 06/30/2012, was 13.26
Average annual total returns (for periods ended December 31, 2011) (%)
Average Annual Total Returns Legg Mason Investment Counsel Financial Services Fund		1 Year	5 Years		10 Years		Since inception	Inception date
Class C		(7.12%)	(5.22%)		3.37%
Class C Return after taxes on distributions		(7.12%)	(5.43%)		2.66%
Class C Return after taxes on distributions and sale of fund shares		(4.63%)	(4.35%)		2.97%
Class A		(10.95%)	(5.70%)		3.49%
Class B		(10.88%)	(5.33%)		3.48%
Class I	[1]	(5.16%)		[2]		[2]	(1.23%)	Mar. 25, 2008
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		2.11%	(0.25%)		2.92%
S&P Financials Index (reflects no deduction for fees, expenses or taxes)		(17.06%)	(16.90%)		(4.61%)
[1]	For Class I shares, for the period from the class' commencement of operations to December 31, 2011, the average total return of the S&P 500 Index and the S&P Financials Index was 0.29% and (15.52)%, respectively.
[2]	N/A

The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class C will vary from returns shown for Class C.